Short-Term Bank Loans (Tables)	12 Months Ended
Sep. 30, 2023
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loans	Short-term bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. Short-term borrowings consisted of the following:
	As of September 30,
	2023	2022
	US$	US$
Bank of China(1)	$—	$421,733
Bank of Nanjing(2)	411,184	421,733
Bank of Huaxia(3)	1,370,614	702,889
Bank of Hangzhou(4)	685,307	—
Deferred financing costs(5)	(24,496)	(14,282)
Total	$2,442,609	$1,532,073

(1)	On September 30, 2021, Global Mofy China entered into a loan agreement with Bank of China to obtain a loan of $310,395 (or RMB 2,000,000) for a term from September 30, 2021 to September 29, 2022 at a fixed annual interest rate of 3.85%. The loan is guaranteed by a third party, Beijing Shichuang Tongsheng Financing Guarantee Limited. The Company repaid the loan in advance on September 15, 2022.

On September 19, 2022, the Company entered into a new loan agreement with Bank of China to obtain a loan of $421,733 (or RMB 3,000,000) for the period from September 19, 2022 to September 19, 2023 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Shichuang Tongsheng Financing Guarantee Limited. The Company is required to make quarterly interest payment with principal due at maturity. The Company repaid the loan in full upon maturity on September 19, 2023.

(2)	On March 12, 2021, Global Mofy China entered into a loan agreement with Bank of Nanjing to obtain a loan of $155,198 (or RMB1,000,000) for a term from March 12, 2021 to March 11, 2022. The loan was fully repaid on March 11, 2022.

On July 29, 2021, Global Mofy China entered into another loan agreement with Bank of Nanjing to obtain a loan of $155,198 (or RMB1,000,000) for a term from July 29, 2021 to July 28, 2022. Both of these loans bore a fixed annual interest rate of 6.08%. On July 29, 2022, the Company renewed the loan agreement with Bank of Nanjing to obtain a loan of $140,578 (or RMB1,000,000) for the period from July 29, 2022 to July 29, 2023 with an annual interest rate of 6%. The Company repaid the loan on July 31, 2023.

On March 31, 2022, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $281,155 (or RMB2,000,000) of loan for the period from March 31, 2022 to March 31, 2023 with an annual interest rate of 6.0%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO, together with his wife, Ms. Dong Mingxing, guaranteed the repayment of these loans. The Company repaid the loan in advance on March 16, 2023.

On March 17, 2023, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $274,123 (or RMB2,000,000) of loan for the period from March 17, 2023 to March 17, 2024 with an annual interest rate of 6%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO, together with his wife, Ms. Dong Mingxing and Ms. Wenjun Jiang, the CTO of the Company, guaranteed the repayment of these loans.

On September 20, 2023, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $137,061 (or RMB1,000,000) of loan for the period from September 20, 2023 to September 20, 2024 with an annual interest rate of 5.5%.

Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO, together with his wife, Ms. Dong Mingxing, guaranteed the repayment of these loans.

(3)	On November 14, 2021, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $126,197 (or RMB800,000) of loan for the period from November 14, 2021 to November 14, 2022 with an annual interest rate of 5.225%. The Company’s CEO, Mr. Haogang Yang, and his wife, Ms. Mingxing Dong, provided guarantee to this loan. The Company is required to make monthly interest payment with principal due at maturity. On July 8, 2022, the Company repaid loan in advance.

On July 27, 2022, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $702,889 (or RMB5,000,000) of loan for the period from July 27, 2022 to July 27, 2023 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Zhongguancun Technology Financing Guarantee Limited. The Company is required to make monthly interest payment with principal due at maturity. The Company repaid the loan on July 31, 2023.

On March 17, 2023, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $685,307 (or RMB5,000,000) of loan for the period from March 17, 2023 to March 17, 2024 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Zhongguancun Technology Financing Guarantee Limited.

On August 30, 2023, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $685,307 (or RMB5,000,000) of loan for the period from August 30, 2023 to August 30, 2024 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Zhongguancun Technology Financing Guarantee Limited.

(4)	On February 13, 2023, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $274,123 (or RMB 2,000,000) for a term from February 13, 2023 to February 12, 2024 at a fixed annual interest rate of 4.35%. The loan is guaranteed by a third party, Beijing Yizhuang Guoji Financing Guarantee Limited.

On March 30, 2023, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $411,184 (or RMB 3,000,000) for a term from March 30, 2023 to December 29, 2023 at a fixed annual interest rate of 4.35%. The Company’s CEO, Mr. Haogang Yang, and his wife, Ms. Mingxing Dong, provided guarantee to this loan. The Company repaid the loan in full upon maturity on December 29, 2023.

(5)	In order to obtain the guarantees provided by the third-party guaranty company for the loans from banks, the Company incurred guarantee fees, which are deferred and presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loans and amortized to interest expense over the term of the associated loans.